Financial Highlights - Schedule of condensed financial information for an accumulation unit of the account (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Per Accumulation Unit Data:
Rental income (in dollars per share)	$ 17.132	$ 16.433	$ 15.538	$ 15.862	$ 15.313
Real estate property level expenses and taxes (in dollars per share)	7.722	7.534	7.319	7.788	8.112
Real estate income, net (in dollars per share)	9.410	8.899	8.219	8.074	7.201
Other income (in dollars per share)	4.762	3.594	3.342	3.459	2.759
Total income (in dollars per share)	14.172	12.493	11.561	11.533	9.960
Expense charges (in dollars per share)	3.318	3.290	3.092	2.880	2.672
Investment income, net (in dollars per share)	10.854	9.203	8.469	8.653	7.288
Net realized and unrealized gain on investments and mortgage loans payable (in dollars per share)	5.839	9.660	18.911	27.868	19.015
Net increase in Accumulation Unit Value (in dollars per share)	16.693	18.863	27.380	36.521	26.303
Accumulation Unit Value:
Beginning of period (in dollars per share)	381.636	362.773	335.393	298.872	272.569
End of period (in dollars per share)	$ 398.329	$ 381.636	$ 362.773	$ 335.393	$ 298.872
Total return	4.37%	5.20%	8.16%	12.22%	9.65%
Ratios to Average net Assets:
Expenses	0.83%	0.86%	0.86%	0.89%	0.92%
Investment income, net	2.72%	2.41%	2.37%	2.68%	2.50%
Portfolio turnover rate:
Real estate properties	2.70%	1.30%	5.70%	6.50%	2.10%
Marketable securities	5.70%	3.50%	10.00%	15.90%	8.40%
Accumulation Units outstanding at end of period (in millions) (in shares)	61.3	62.4	60.4	57.9	55.3
Net assets end of period (in millions)	$ 24,942.6	$ 24,304.7	$ 22,360.0	$ 19,829.0	$ 16,907.9